Intangible Assets - Summary of Key Assumptions Used for Value-in-use Calculations (Detail) - Revenue growth rates [member] - Intangible assets other than goodwill [member]	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	(16.40%)	(1.10%)
Top of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	11.00%	16.10%